Accounting policies - Valuation techniques (Details) € in Millions	Dec. 31, 2020 EUR (€) division	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	€ 8,543
Number of independent divisions | division	2
Financial assets and liabilities | Financial liabilities held for trading
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	€ 81,167	€ 77,139	€ 70,343
Financial assets and liabilities | Financial liabilities held for trading | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	9,863	9,781	16,104
Financial assets and liabilities | Financial liabilities held for trading | Level 2 and 3
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	71,304	67,358	54,239
Financial assets and liabilities | FINANCIAL LIABILITIES DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	48,038	60,995	68,058
Financial assets and liabilities | FINANCIAL LIABILITIES DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	2,118	1,484	987
Financial assets and liabilities | FINANCIAL LIABILITIES DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS | Level 2 and 3
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	45,920	59,511	67,071
Financial assets and liabilities | Derivatives
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	6,869	6,048	6,363
Financial assets and liabilities | Derivatives | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	0	0	5
Financial assets and liabilities | Derivatives | Level 2 and 3
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	6,869	6,048	6,358
Financial assets and liabilities | Financial assets held for trading
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	114,945	108,230	92,879
Financial assets and liabilities | Financial assets held for trading | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	46,379	44,581	37,108
Financial assets and liabilities | Financial assets held for trading | Level 2 and 3
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	68,566	63,649	55,771
Financial assets and liabilities | NON-TRADING FINANCIAL ASSETS MANDATORILY AT FAIR VALUE THROUGH PROFIT OR LOSS
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	4,486	4,911	10,730
Financial assets and liabilities | NON-TRADING FINANCIAL ASSETS MANDATORILY AT FAIR VALUE THROUGH PROFIT OR LOSS | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	1,756	1,530	1,835
Financial assets and liabilities | NON-TRADING FINANCIAL ASSETS MANDATORILY AT FAIR VALUE THROUGH PROFIT OR LOSS | Level 2 and 3
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	2,730	3,381	8,895
Financial assets and liabilities | FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	48,717	62,069	57,460
Financial assets and liabilities | FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	2,509	2,572	3,102
Financial assets and liabilities | FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS | Level 2 and 3
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	46,208	59,497	54,358
Financial assets and liabilities | Financial assets at fair value through other comprehensive income
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	120,953	125,708	121,091
Financial assets and liabilities | Financial assets at fair value through other comprehensive income | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	91,771	103,089	103,590
Financial assets and liabilities | Financial assets at fair value through other comprehensive income | Level 2 and 3
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	29,182	22,619	17,501
Financial assets and liabilities | Derivatives
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	8,325	7,216	8,607
Financial assets and liabilities | Derivatives | Level 2 and 3
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	8,325	7,216	8,607
Liabilities under insurance contracts
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	910	739	765
Liabilities under insurance contracts | Level 2 and 3
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	€ 910	€ 739	€ 765